Fair Value - Items Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Apr. 24, 2016	Apr. 26, 2015
Assets:
Marketable securities	$ 19,338	$ 19,517
Restricted cash and investments	9,819	9,193
Transfer of Level 1 to Level 2 Investments	0	0
Transfer of Level 2 to Level 1 Investments	0	0
Measured at fair value on a recurring basis | Fair Value
Assets:
Marketable securities	19,338	19,517
Restricted cash and investments	9,819	9,193
Measured at fair value on a recurring basis | Level 1
Assets:
Marketable securities	8,950	6,809
Restricted cash and investments	6,362	5,553
Measured at fair value on a recurring basis | Level 2
Assets:
Marketable securities	10,388	12,708
Restricted cash and investments	$ 3,457	$ 3,640